American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
June 30, 2020

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 67.8%
Aerospace and Defense — 5.2%
HEICO Corp., Class A(1)	32,960	2,677,671
Raytheon Technologies Corp.	7,594	467,942
		3,145,613
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	2,248	249,932
Automobiles — 0.6%
General Motors Co.	15,689	396,932
Banks — 1.7%
Comerica, Inc.(1)	4,460	169,926
First Hawaiian, Inc.(1)	16,657	287,167
Toronto-Dominion Bank (The)	3,431	153,126
Truist Financial Corp.	11,391	427,732
		1,037,951
Beverages — 0.9%
Heineken Holding NV	3,612	295,303
PepsiCo, Inc.(1)	2,122	280,656
		575,959
Building Products — 1.6%
Johnson Controls International plc	19,244	656,990
Masco Corp.	5,969	299,704
		956,694
Capital Markets — 1.4%
Bank of New York Mellon Corp. (The)	14,863	574,455
BlackRock, Inc.	549	298,705
		873,160
Chemicals — 0.3%
Akzo Nobel NV	866	77,476
DuPont de Nemours, Inc.	2,044	108,598
		186,074
Commercial Services and Supplies — 0.8%
Republic Services, Inc.(1)	5,633	462,188
Communications Equipment — 0.3%
Cisco Systems, Inc.	3,499	163,193
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	1,971	407,150
Consumer Finance — 1.2%
American Express Co.	7,684	731,517
Containers and Packaging — 0.7%
Packaging Corp. of America	3,279	327,244
WestRock Co.	3,583	101,256
		428,500
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.(1)	9,943	548,158
Electric Utilities — 3.9%
Duke Energy Corp.	3,692	294,954
Edison International	4,075	221,313
Evergy, Inc.	9,791	580,508

Eversource Energy	6,799	566,153
Pinnacle West Capital Corp.(1)	3,925	287,663
Xcel Energy, Inc.(1)	7,011	438,188
		2,388,779
Electrical Equipment — 1.6%
Emerson Electric Co.	15,699	973,809
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	29,255	537,999
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	876	226,481
Camden Property Trust	1,932	176,237
MGM Growth Properties LLC, Class A	7,264	197,653
Welltower, Inc.	4,018	207,932
		808,303
Food and Staples Retailing — 1.8%
Koninklijke Ahold Delhaize NV	5,564	151,515
Sysco Corp.(1)	10,279	561,850
Walmart, Inc.(1)	3,208	384,254
		1,097,619
Food Products — 0.6%
Nestle SA, ADR	3,105	342,916
Gas Utilities — 2.7%
Atmos Energy Corp.(1)	6,391	636,416
ONE Gas, Inc.	5,231	403,048
Spire, Inc.(1)	9,507	624,705
		1,664,169
Health Care Equipment and Supplies — 2.0%
Becton Dickinson and Co.	2,473	591,715
Medtronic plc	7,003	642,175
		1,233,890
Health Care Providers and Services — 2.0%
Cigna Corp.	795	149,182
McKesson Corp.(1)	2,921	448,140
Quest Diagnostics, Inc.	3,214	366,267
Universal Health Services, Inc., Class B	3,036	282,014
		1,245,603
Household Durables — 0.4%
Electrolux AB, Series B	5,413	90,364
Toll Brothers, Inc.	4,153	135,346
		225,710
Household Products — 0.8%
Kimberly-Clark Corp.(1)	3,254	459,953
Industrial Conglomerates — 0.7%
Siemens AG, ADR	7,400	436,526
Insurance — 4.2%
Chubb Ltd.	9,420	1,192,760
Marsh & McLennan Cos., Inc.(1)	6,719	721,419
MetLife, Inc.(1)	7,513	274,375
Reinsurance Group of America, Inc.	4,316	338,547
		2,527,101
IT Services — 2.3%
Automatic Data Processing, Inc.	3,736	556,253
Visa, Inc., Class A(1)	4,515	872,163
		1,428,416

Machinery — 6.7%
Atlas Copco AB, B Shares(1)	79,367	2,930,808
Deere & Co.	2,725	428,234
Ingersoll Rand, Inc.(2)	3,617	101,710
PACCAR, Inc.	3,970	297,154
Schindler Holding AG, Bearer Participation Certificate	1,460	343,259
		4,101,165
Media — 4.2%
Fox Corp., Class B	94,234	2,529,241
Multi-Utilities — 1.5%
CMS Energy Corp.	7,108	415,249
WEC Energy Group, Inc.	5,957	522,131
		937,380
Oil, Gas and Consumable Fuels — 6.8%
Chevron Corp.	2,394	213,616
ConocoPhillips	6,732	282,879
Enterprise Products Partners LP	16,394	297,879
Royal Dutch Shell plc, Class B ADR	87,626	2,668,212
TOTAL SA, ADR	17,279	664,550
		4,127,136
Paper and Forest Products — 0.5%
Mondi plc	16,264	303,906
Personal Products — 0.6%
Unilever NV (New York)	6,587	350,890
Pharmaceuticals — 2.0%
GlaxoSmithKline plc, ADR	3,786	154,431
Johnson & Johnson(1)	2,898	407,546
Pfizer, Inc.(1)	12,481	408,129
Roche Holding AG, ADR	5,245	227,528
		1,197,634
Road and Rail — 1.2%
Norfolk Southern Corp.	1,732	304,087
Union Pacific Corp.	2,503	423,182
		727,269
Semiconductors and Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	2,353	298,760
Software — 0.7%
Microsoft Corp.(1)	1,961	399,083
Specialty Retail — 0.3%
TJX Cos., Inc. (The)	3,815	192,886
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.(1)	49,595	546,041
TOTAL COMMON STOCKS (Cost $34,488,672)		41,245,205
CONVERTIBLE BONDS — 13.9%
Automobiles — 4.9%
Tesla, Inc., 2.00%, 5/15/24	855,000	3,002,047
Semiconductors and Semiconductor Equipment — 9.0%
Microchip Technology, Inc., 1.625%, 2/15/27	1,625,000	2,401,014
Teradyne, Inc., 1.25%, 12/15/23	1,130,000	3,034,560
		5,435,574
TOTAL CONVERTIBLE BONDS (Cost $4,899,684)		8,437,621

EXCHANGE-TRADED FUNDS — 7.3%
Consumer Discretionary Select Sector SPDR Fund	8,038	1,026,533
iShares Russell 1000 Value ETF	27,072	3,048,848
iShares U.S. Real Estate ETF	2,189	172,515
SPDR S&P Insurance ETF	7,854	214,807
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,086,719)		4,462,703
CONVERTIBLE PREFERRED STOCKS — 2.0%
Auto Components — 0.5%
Aptiv plc, 5.50%, 6/15/23	2,990	307,312
Electric Utilities — 1.5%
PG&E Corp., 5.50%, 8/16/23	9,486	910,656
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,247,600)		1,217,968
TEMPORARY CASH INVESTMENTS — 10.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $2,716,735), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $2,664,558)		2,664,557
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $3,537,377), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $3,468,005)		3,468,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,889	44,889
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,177,446)		6,177,446
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 101.2% (Cost $50,900,121)		61,540,943
SECURITIES SOLD SHORT — (89.5)%
COMMON STOCKS SOLD SHORT — (79.3)%
Aerospace and Defense — (5.1)%
HEICO Corp.	(26,567)	(2,647,402)
Raytheon Technologies Corp.	(7,594)	(467,942)
		(3,115,344)
Air Freight and Logistics — (0.4)%
FedEx Corp.	(1,791)	(251,134)
Auto Components — (0.5)%
BorgWarner, Inc.	(8,981)	(317,029)
Automobiles — (6.0)%
Ford Motor Co.	(65,609)	(398,903)
Harley-Davidson, Inc.	(9,558)	(227,194)
Tesla, Inc.	(2,781)	(3,002,951)
		(3,629,048)
Banks — (2.6)%
Bank of Hawaii Corp.	(4,515)	(277,266)
Bank OZK	(23,610)	(554,127)
M&T Bank Corp.	(4,112)	(427,524)
National Bank of Canada	(3,384)	(153,347)
Regions Financial Corp.	(14,977)	(166,544)
		(1,578,808)
Beverages — (1.0)%
Coca-Cola Co. (The)	(6,390)	(285,505)
Heineken NV	(3,187)	(293,497)
		(579,002)
Building Products — (1.6)%
Carrier Global Corp.	(14,295)	(317,635)
Daikin Industries Ltd.	(2,200)	(353,774)

Fortune Brands Home & Security, Inc.	(4,697)	(300,279)
		(971,688)
Capital Markets — (1.7)%
FactSet Research Systems, Inc.	(496)	(162,921)
Franklin Resources, Inc.	(14,699)	(308,238)
State Street Corp.	(8,996)	(571,696)
		(1,042,855)
Chemicals — (0.1)%
PPG Industries, Inc.	(794)	(84,212)
Commercial Services and Supplies — (0.8)%
Waste Management, Inc.	(4,466)	(472,994)
Communications Equipment — (0.3)%
Juniper Networks, Inc.	(7,118)	(162,717)
Construction Materials — (0.7)%
Vulcan Materials Co.	(3,468)	(401,768)
Consumer Finance — (1.2)%
Discover Financial Services	(14,796)	(741,132)
Containers and Packaging — (0.7)%
International Paper Co.	(12,114)	(426,534)
Diversified Telecommunication Services — (0.9)%
AT&T, Inc.	(18,275)	(552,453)
Electric Utilities — (1.2)%
American Electric Power Co., Inc.	(5,480)	(436,427)
Southern Co. (The)	(5,653)	(293,108)
		(729,535)
Energy Equipment and Services — (0.9)%
Baker Hughes Co.	(36,408)	(560,319)
Entertainment — (0.2)%
Walt Disney Co. (The)	(1,199)	(133,700)
Equity Real Estate Investment Trusts (REITs) — (1.6)%
Apartment Investment & Management Co., Class A	(4,587)	(172,655)
Brixmor Property Group, Inc.	(14,911)	(191,159)
Crown Castle International Corp.	(1,322)	(221,237)
SL Green Realty Corp.	(3,498)	(172,416)
Ventas, Inc.	(5,537)	(202,765)
		(960,232)
Food and Staples Retailing — (1.2)%
Kroger Co. (The)	(4,272)	(144,607)
US Foods Holding Corp.	(28,398)	(560,009)
		(704,616)
Food Products — (0.6)%
General Mills, Inc.	(5,739)	(353,809)
Health Care Equipment and Supplies — (2.0)%
Abbott Laboratories	(6,442)	(588,992)
Boston Scientific Corp.	(9,869)	(346,501)
Stryker Corp.	(1,705)	(307,224)
		(1,242,717)
Health Care Providers and Services — (2.1)%
Cardinal Health, Inc.	(8,698)	(453,949)
HCA Healthcare, Inc.	(2,981)	(289,336)
Laboratory Corp. of America Holdings	(2,193)	(364,279)
UnitedHealth Group, Inc.	(522)	(153,964)
		(1,261,528)

Household Durables — (0.4)%
KB Home	(4,384)	(134,501)
Whirlpool Corp.	(756)	(97,925)
		(232,426)
Household Products — (1.3)%
Procter & Gamble Co. (The)	(6,819)	(815,348)
Industrial Conglomerates — (0.9)%
3M Co.	(687)	(107,165)
General Electric Co.	(64,461)	(440,269)
		(547,434)
Insurance — (4.5)%
Allstate Corp. (The)	(2,203)	(213,669)
Aon plc, Class A	(3,731)	(718,590)
Cincinnati Financial Corp.	(3,258)	(208,610)
Prudential Financial, Inc.	(10,079)	(613,811)
Travelers Cos., Inc. (The)	(8,714)	(993,832)
		(2,748,512)
Internet and Direct Marketing Retail — (0.6)%
Amazon.com, Inc.	(143)	(394,511)
IT Services — (2.4)%
MasterCard, Inc., Class A	(2,966)	(877,046)
Paychex, Inc.	(7,622)	(577,367)
		(1,454,413)
Machinery — (8.3)%
AGCO Corp.	(7,794)	(432,255)
Atlas Copco AB, A Shares	(69,358)	(2,932,878)
Caterpillar, Inc.	(7,678)	(971,267)
Ingersoll Rand, Inc.	(3,617)	(101,710)
Kone Oyj, B Shares	(4,944)	(339,736)
Volvo AB, B Shares	(18,845)	(294,576)
		(5,072,422)
Media — (4.2)%
Discovery, Inc., Class A	(9,799)	(206,759)
Fox Corp., Class A	(86,558)	(2,321,485)
		(2,528,244)
Multi-Utilities — (1.9)%
Consolidated Edison, Inc.	(7,218)	(519,191)
DTE Energy Co.	(3,796)	(408,070)
Sempra Energy	(1,932)	(226,488)
		(1,153,749)
Oil, Gas and Consumable Fuels — (6.4)%
BP plc, ADR	(25,257)	(588,993)
Exxon Mobil Corp.	(7,008)	(313,398)
Occidental Petroleum Corp.	(15,486)	(283,394)
Royal Dutch Shell plc, Class A ADR	(82,064)	(2,682,672)
		(3,868,457)
Paper and Forest Products — (0.5)%
UPM-Kymmene Oyj	(10,547)	(304,365)
Pharmaceuticals — (2.0)%
Bristol-Myers Squibb Co.	(8,827)	(519,028)
Merck & Co., Inc.	(7,133)	(551,595)
Sanofi	(1,505)	(153,117)
		(1,223,740)

Road and Rail — (1.5)%
Avis Budget Group, Inc.	(8,291)	(189,781)
CSX Corp.	(10,578)	(737,710)
		(927,491)
Semiconductors and Semiconductor Equipment — (9.3)%
Microchip Technology, Inc.	(21,899)	(2,306,184)
Micron Technology, Inc.	(5,803)	(298,970)
Teradyne, Inc.	(35,869)	(3,031,289)
		(5,636,443)
Specialty Retail — (1.7)%
Carvana Co.	(2,248)	(270,210)
Signet Jewelers Ltd.	(18,882)	(193,918)
Tractor Supply Co.	(2,946)	(388,253)
Williams-Sonoma, Inc.	(2,318)	(190,099)
		(1,042,480)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $38,630,404)		(48,223,209)
EXCHANGE-TRADED FUNDS SOLD SHORT — (10.2)%
Alerian MLP ETF	(11,971)	(295,444)
iShares Russell 1000 Growth ETF	(15,103)	(2,899,021)
Utilities Select Sector SPDR Fund	(53,924)	(3,042,932)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $5,608,548)		(6,237,397)
TOTAL SECURITIES SOLD SHORT — (89.5)% (Proceeds $44,238,952)		(54,460,606)
OTHER ASSETS AND LIABILITIES(3) — 88.3%		53,745,238
TOTAL NET ASSETS — 100.0%		$60,825,575

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,906	USD	2,886	Morgan Stanley	9/30/20	$(9)
CAD	733	USD	543	Morgan Stanley	9/30/20	(3)
CAD	1,346	USD	992	Morgan Stanley	9/30/20	(1)
CAD	1,754	USD	1,286	Morgan Stanley	9/30/20	6
CAD	24	USD	18	Morgan Stanley	9/30/20	—
USD	3,889	CAD	5,285	Morgan Stanley	9/30/20	(5)
USD	1,301	CAD	1,782	Morgan Stanley	9/30/20	(12)
USD	840	CAD	1,149	Morgan Stanley	9/30/20	(6)
CHF	18,881	USD	19,966	UBS AG	9/30/20	16
USD	799,396	CHF	755,241	UBS AG	9/30/20	129
EUR	48,832	USD	54,945	Credit Suisse AG	9/30/20	27
USD	1,018,896	EUR	902,812	Credit Suisse AG	9/30/20	2,566
GBP	284,352	USD	354,774	JPMorgan Chase Bank N.A.	9/30/20	(2,249)
GBP	14,501	USD	17,947	JPMorgan Chase Bank N.A.	9/30/20	31
USD	15,269	GBP	12,422	JPMorgan Chase Bank N.A.	9/30/20	(131)
JPY	30,985,900	USD	291,024	Bank of America N.A.	9/30/20	(3,692)
JPY	1,131,350	USD	10,552	Bank of America N.A.	9/30/20	(61)
SEK	2,502,165	USD	267,342	Goldman Sachs & Co.	9/30/20	1,479
SEK	66,677	USD	7,148	Goldman Sachs & Co.	9/30/20	15
SEK	47,890	USD	5,138	Goldman Sachs & Co.	9/30/20	7
USD	99,269	SEK	921,273	Goldman Sachs & Co.	9/30/20	292
USD	8,258	SEK	77,002	Goldman Sachs & Co.	9/30/20	(15)
USD	6,877	SEK	64,093	Goldman Sachs & Co.	9/30/20	(8)
USD	9,176	SEK	85,418	Goldman Sachs & Co.	9/30/20	(1)
						$(1,625)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $12,163,339.
(2)Non-income producing.
(3)Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Banks	884,825	153,126	—
Beverages	280,656	295,303	—
Chemicals	108,598	77,476	—
Food and Staples Retailing	946,104	151,515	—
Household Durables	135,346	90,364	—
Machinery	827,098	3,274,067	—
Paper and Forest Products	—	303,906	—
Other Industries	33,716,821	—	—
Convertible Bonds	—	8,437,621	—
Exchange-Traded Funds	4,462,703	—	—
Convertible Preferred Stocks	1,217,968	—	—
Temporary Cash Investments	44,889	6,132,557	—
	42,625,008	18,915,935	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,568	—

Liabilities
Securities Sold Short
Common Stocks
Banks	1,425,461	153,347	—
Beverages	285,505	293,497	—
Building Products	617,914	353,774	—
Machinery	1,505,232	3,567,190	—
Paper and Forest Products	—	304,365	—
Pharmaceuticals	1,070,623	153,117	—
Other Industries	38,493,184	—	—
Exchange-Traded Funds	6,237,397	—	—
	49,635,316	4,825,290	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,193	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.